Investment Objectives and Goals - VanEck India Select ETF	Feb. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VanEck India Select ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	VanEck India Select ETF (the "Fund") seeks long-term capital appreciation.